Other long-term liabilities	12 Months Ended
Mar. 30, 2024
Accounts Payable and Accrued Liabilities, Noncurrent [Abstract]
Other long-term liabilities
9.	Other long-term liabilities:
On
August 31, 2023, the Company entered into an inventory supplier agreement relating to inventory
purchases. The agreement requires a 20% payment within 30 days upon receipt of inventory and the balance is repayable over 34 monthly payments bearing interest at 6%. As of March 30, 2024, the Company has
U.S. $
2.1 million
(Cdn $2.8 million
)

outstanding on the loan of which
U.S.
$1.1 million (
Cdn

$1.5 million) is presented in
other
long-term liabilities
 and the balance as accounts payable
.
On
February 14, 2024, the Company entered into
an
inventory supplier agreement relating to
inventory
purchases. The agreement requires a 25% payment within 30 days upon receipt of inventory and the balance is repayable over 26 monthly payments and is interest-free. As of March 30, 2024, the Company has
U.S.
$1.3 million
 (Cdn $1.7 million
) outstanding on the loan of which
U.S.

$0.5 million
 (Cdn $0.7 million
) is presented
in
other
long-term liabilities
 and the balance as accounts payable
.
The cash flows related to inventory supplier agreements are presented in operating cash flows.